Investments in subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in subsidiary undertakings, joint ventures and associates
Schedule of investments in unconsolidated structured entities

	31 Dec 2020 $m			31 Dec 2019 $m
		Separate	Other		Separate	Other
Statement of financial position line	Investment	account	structured	Investment	account	structured
items	funds	assets	entities	funds	assets	entities
Equity securities and holdings in collective investment schemes	27,192	219,062	—	23,622	195,070	—
Debt securities	—	—	3,414	—	—	6,573
Total	27,192	219,062	3,414	23,622	195,070	6,573

Schedule of group's share of the profits , net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted

Share of profits from joint ventures and associates, net of related tax	2020 $m	2019 $m	2018 $m
Asia insurance operations	400	291	238
Asia asset management operations	117	106	81
Total segment and Group total	517	397	319

Schedule of direct subsidiary undertakings of the parent company

The Group also operates through branches. At 31 December 2020, there was no significant branch outside the UK.

Direct subsidiary undertakings of the Parent Company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
LPI	Limited Partnership Interest
MI	Membership Interest
MFS	Mutual Fund Shares
NSB	Non-stock basis
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom

Schedule of other subsidiaries, joint ventures, associates and significant holdings

Other subsidiaries, joint ventures, associates and significant holdings of the Group – no shares held directly by the Parent Company, Prudential plc or its nominees

The table below represents the list of entities within the Group excluding the entities within the US business, which are shown in a separate table below.

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address

Aberdeen Standard Cash Creation Fund	U	31.40%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Aberdeen Standard Global Opportunities Fund	U	32.24%	20 Collyer Quay, #01-01, Singapore 049319
Aberdeen Standard Singapore Equity - SGD class	U	57.89%
Aberdeen Standard Singapore Equity Fund - USD class	U	42.67%	21 Church Street, #01-01, Capital Square Two, Singapore 049480
Allianz Global Investors Greater China Fund	U	43.06%	5F, No.378, Fu Xing N. Rd. Taipei, Taiwan
Alternatives North America Ltd.	U	100.00%	c/o MaplesFS Limited, P.O. Box 1093, Queensgate House, Grand Cayman, Cayman Islands KY1-1102
AMUNDI FTSE China A50 Index ETF	U	58.20%	90, boulevard Pasteur, 75015 Paris-France
BOCHK Aggressive Growth Fund	U	44.20%	27th Floor, Bank of China Tower, 1 Garden Road, Hong Kong
BOCHK Balanced Growth Fund	U	38.00%
BOCHK China Equity Fund	U	61.53%
BOCHK Conservative Growth Fund	U	38.26%
BOCHK US Dollar Money Market Fund	U	24.23%
BOCI-Prudential Asset Management Limited	OS	36.00%
BOCI-Prudential Trustee Limited	OS	36.00%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Hong Kong
Capital Asian Bond Fund	U	40.72%	15F., No.69, Sec. 2, Dunhua South. Rd. Da-an District, Taiwan
CBRE European Industrial Fund	U	23.40%	2100 McKinney Avenue, 12th Floor, Dallas, TX 75201, USA
CITIC-CP Asset Management Co., Ltd.	MI	26.95%	Room 101-2, No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
CITIC-Prudential Fund Management Company Limited	MI	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI	50.00%	0507-0510, 1601-1616, East Tower, World Financial Centre, No.1 East Third Ring Middle Road, Chaoyang District, Beijing, 100020, China

Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea
Eastspring Global Smart Beta Baby Investment Trust H	U	60.00%	Goodmorning Shinhan Tower 15F Yeoido Dong 23-2, Youngdungpo-gu, Seoul 150-010, Korea
Eastspring Global Smart Beta Baby Investment Trust USD	U	100.00%
Eastspring Infrastructure Debt Fund L.P.	PI	90.68%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Investment Asia Real Estate Multi Asset Income Fund	U	80.65%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investment Asia Sustainable Bond Fund	U	99.99%
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust(Bond Balanced)	U	20.41%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea
Eastspring Investment Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Investments - Global Growth Equity Fund	U	73.87%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - Global Low Volatility Equity Fund	U	99.48%
Eastspring Investments - Global Technology Fund	U	81.38%
Eastspring Investments - Pan European Fund	U	64.88%
Eastspring Investments - US High Yield Bond Fund	U	41.33%
Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) S.A.	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments Asia Oceania High Dividend Equity Fund	U	100.00%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Asia Oceania U&I Bond Fund	U	99.92%
Eastspring Investments Asia Pacific Equity Fund	U	99.97%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Bond Fund	U	39.08%
Eastspring Investments Asian Dynamic Fund	U	90.00%
Eastspring Investments Asian Equity Fund	U	99.17%
Eastspring Investments Asian Equity Income Fund	U	80.97%
Eastspring Investments Asian High Yield Bond Fund	U	29.28%
Eastspring Investments Asian High Yield Bond MY Fund	U	67.90%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Asian Infrastructure Equity Fund	U	71.48%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Investment Grade Bond Fund	U	92.65%
Eastspring Investments Asian Low Volatility Equity Fund	U	99.11%
Eastspring Investments Asian Multi Factor Equity Fund	U	100.00%
Eastspring Investments Asian Property Securities Fund	U	97.70%
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Malaysia
Eastspring Investments China A Shares Growth Fund	U	91.25%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Dragon Peacock Fund	U	90.95%
Eastspring Investments Emerging Markets Star Players	U	41.15%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Equity Income Fund	U	29.20%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments European Inv Grade Bond Fund	U	99.73%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments Global Emerging Markets Bond Fund	U	99.96%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Equity Navigator Fund	U	98.43%
Eastspring Investments Global Market Navigator Fund	U	99.63%
Eastspring Investments Global Multi Asset Income Plus Growth Fund	U	99.99%
Eastspring Investments Greater China Equity Fund	U	94.66%
Eastspring Investments Group Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA
Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Equity Fund	U	77.64%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments India Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%
Eastspring Investments Japan Dynamic MY Fund	U	37.02%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan

Eastspring Investments MY Focus Fund	U	26.11%	Eastspring Investments Berhad, Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
Eastspring Investments SICAV-FIS - Alternative Investments Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund	U	90.92%
Eastspring Investments Unit Trust - Dragon Peacock Fund	U	97.74%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments US Corporate Bond Fund	U	60.63%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments US High Inv Grade Bond Fund	U	90.09%
Eastspring Investments US Investment Grade Bond Fund	U	40.83%
Eastspring Investments UT Singapore ASEAN Equity Fund	U	98.74%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments UT Singapore Select Bond Fund	U	75.14%
Eastspring Investments Vietnam Navigator Fund	U	76.45%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments World Value Equity Fund	U	95.42%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	MI	100.00%	Unit 306-308, 3rd Floor, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Real Assets Partners	OS	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan
First Sentier Global Property Securities Fund	U	56.08%	38 Beach Road, #06-11 South Beach Tower, Singapore 189767
First State China Focus Fund	U	71.78%	70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
FRANK TP ASIA GR-A-ACC-SGD	U	28.03%	8A, rue Albert Borschette, L-1246 Luxembourg
Fubon China Bond Umbrella Fund	U	37.09%	8F., No. 108, Sec. 1, Dunhua South. Rd. Taipei, Taiwan
Fubon Global Investment Grade Bond Fund	U	41.28%
Fuh Hwa Emerging Market RMB Fixed Income Fund	U	24.51%	8F & 9F., No.308, Sec. 2, Bade Rd., Da-an District
Furnival Insurance Company PCC Limited	OS	100.00%	PO Box 155, Mill Court, La Charroterie, St Peter Port, GY1 4ET, Guernsey

GS Twenty Two Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Hyde Holdco 1 Limited (In Liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, United Kingdom
ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	22.11%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company Limited	OS	22.11%
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
Invesco Fixed Maturity Selective Emerging Market Bonds 2024	U	100.00%	8F, No 122, Tung Hua N. Rd. Taipei, Taiwan
Invesco Select 6 Year Maturity Global Bond Fund	U	100.00%
iShares Core MSCI Asia	U	72.07%	16/F Champion Tower, 3 Garden Road, Central, Hong Kong
iShares Edge MSCI USA Minimum Volatility ESG UCITS Fund	U	78.95%	J.P. Morgan, 200 Capital, 79 Sir John Rogerson's Quay, Dublin 2, D02 RK57, Ireland
iShares Edge MSCI USA Momentum Factor UCITS Fund	U	37.14%
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing	U	38.11%	79 Sir John Rogerson's Quay, Dublin 2, D02 RK 57, Ireland
JPMorgan Investment Funds - Global Select Equity Fund	U	28.59%	JPMorgan Asset Management (Europe) S.à r.l., 6, route de Trèves, L-2633 Senningerberg, Luxembourg
JPMorgan Liquidity Funds - SGD Liquidity LVNAV Fund	U	21.21%
KKP Active Equity Fund	U	22.04%	19/F Muang Thai-Phatra Complex, Building Tower, A, 252/25 Ratchadapisek Road, Huaykwang, Bangkok 10310, Thailand
Krungsri Greater China Equity Hedged Dividend Fund	U	25.64%	12th, 18th Zone B Floor, Ploenchit Tower 898 Ploenchit Road, Lumpini Pathumwan, Bangkok 10330, Thailand
Lasalle Property Securities SICAV-FIS	U	100.00%	11-13 Bouldevard de la Foire, L-1528 Luxembourg
M&G Asia Property Trust	U	100.00%	8 Marina Boulevard, 05-02 Marina Bay, Financial Centre Tower 1, Singapore, 018981
M&G Luxembourg European Strategic Value Fund	U	78.60%	49 Avenue J.F. Kennedy, L-1855, Luxembourg
M&G Real Estate Asia Holding Company Pte. Ltd.	OS	33.00%	10 Marina Boulevard, #31-03, Marina Bay, Financial Centre Tower 2, Singapore, 018983

Manulife Asia Pacific Bond Fund	U	50.85%	9/F, No 89 Son Ren Road, Taipei, Taiwan
Manulife China Dim Sum High Yield Bond Fund	U	65.43%
Manulife China Offshore Bond Fund	U	66.01%
Manulife USD High Yield Bond Fund	U	26.54%
Neuralbay Pte. Ltd.	OS	100.00%	10 Central Exchange Green, Pixel, Singapore 138649
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund	U	100.00%	101 Tower, 30F, No. 7 Sec. 5, Xinyi Rd., Xinyi Dist., Taipei, Taiwan
Nomura Six Years Fixed Maturity Emerging Market Bond Fund	U	43.03%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund	U	100.00%
North Sathorn Holdings Company Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co. Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei City,11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia

Prenetics Limited	PS	12.65%	7th Floor, Prosperity Millennia Plaza, 663 King’s Road, North Point, Hong Kong
Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Pru Life UK Asset Management and Trust Corporation	OS	100.00%	2nd Floor, Uptown Parade 2, 36th Street, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	20th Floor, #445, Monivong Blvd, Boeung Prolit, 7 Makara, Phnom Penh Tower, Phnom Penh, Cambodia
Prudential (US Holdco 1) Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, Nairobi, P.O Box 25093, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad*	OS	51.00%	Level 20, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	Zebra Plaza, Plot 23, Kampala Road, P.O. Box 2660, Kampala, Uganda
Prudential BeGeneral Insurance S.A.	OS	51.00%	Immeuble WOODIN Center 1st Floor, Avenue Nogues, Plateaux, Abidjan, Cote d'Ivoire
Prudential BeLife Insurance S.A.	OS	50.93%
Prudential Beneficial General Insurance Cameroon S.A.	OS	50.04%	1944 Blvd de la République, BP 2328, Douala, Cameroon
Prudential Beneficial Life Insurance Cameroon S.A.	OS	51.00%
Prudential Beneficial Life Insurance Togo S.A.	OS	50.99%	2963 Rue De La Chance Agbalepedogan, P.B. 1115, Lome, Togo
Prudential BSN Takaful Berhad†	OS	49.00%	Level 8A, Menara Prudential, 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia
Prudential Corporation Australasia Holdings Pty Limited (in liquidation)	OS	100.00%	31 Highgate Circuit, Kellyville, NSW, 2155, Australia
Prudential Corporation Holdings Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Group Secretarial Services HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Secretarial Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Holdings Limited	OS	100.00%	4th Floor, Saltire Court, 20, Castle Terrace, Edinburgh, EH1 2EN, United Kingdom
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Treasury Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential IP Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	5th Floor, Lao international Business and Tourist Center Project (Vientiane Center), Khouvieng Road, Nongchan Village, Sisattanak District, Vientiane Capital, Lao PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	9/9 @ Sathorn Building, 20th–27th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, Nairobi, P.O Box 25093, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Plot No.32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	35 North Street, Tesano, Accra, Accra - North, PO Box AN11549, Ghana
Prudential Life Vault Limited	OS	100.00%	98 Awolowo Road, South-West Ikoyi, Lagos, Nigeria

Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Prudential Myanmar Life Insurance Limited	OS	100.00%	#15-01, 15th Floor, Sule Square, 221 Sule Pagoda Road, Kyauktada Township, Yangon, Myanmar
Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential House, Plot No.32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	100.00%
Prudential Services Limited	OS	100.00%	1 Angel Court, London, EC2R 7AG, United Kingdom
Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Technology and Services India Private Limited	OS	100.00%	EPIP Industrial Area, Whitefield Road, K.R Puram, Near SAP Labs, Hubli, Bangalore, Karnataka, 560066, India
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Prudential Zenith Life Insurance Limited	OS	51.00%	13th Floor, Civic Towers, Ozumba Mbadiwe Avenue, Victoria Island, Lagos, Nigeria
PT. Eastspring Investments Indonesia	OS	100.00%	Prudential Tower, 23rd Floor , Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
PT. Prudential Life Assurance	OS	94.62%	Prudential Tower, JI. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Pulse EcoSystems Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
PVFC Financial Limited	OS	100.00%	Suite 509, 5th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)	U	99.64%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Reksa Dana Eastspring Investments Alpha Navigator Fund	U	85.85%
Reksa Dana Eastspring Investments Cash Reserve	U	99.16%
Reksa Dana Eastspring Investments IDR High Grade	U	21.46%
Reksa Dana Eastspring Investments Value Discovery	U	88.20%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD	U	86.66%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	U	59.79%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	98.30%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund	U	99.01%	Graha CIMB Niaga 21st Floor. Jl Jend Sudirman Kav 58, Jakarta - 12190, Indonesia.
Rhodium Investment Fund	U	99.82%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre Tower 2, Singapore 018983
SCB Global Income Fund	U	26.65%	7-8th Floor, SCB Park Plaza 1, 18 Ratchadapisek Road, Chatuchak, Bangkok 10900, Thailand
Schroder Asian Investment Grade Credit	U	35.52%	138 Market Street, #23-01 CapitaGreen, Singapore 048946
Schroder Emerging Markets Fund	U	63.91%
Schroder Multi-Asset Revolution	U	59.60%
Schroder US Dollar Money Fund	U	37.08%	HSBC Institutional Trust Service (Asia) Limited, 1 Queen's Road Central, Hong Kong.
Scotts Spazio Pte. Ltd.	OS	45.00%	30 Cecil Street #23-02 Prudential Tower, Singapore, 049712
Shenzhen Prudential Technology Limited	MI	100.00%	Unit 5, 8th Floor, China Resources Tower, No.2666 Keyuan South Road, Yuehai Street, Nanshan District, Shenzhen, 518054, China

Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Staple Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
Thanachart Fund Management Co., Ltd.	OS	50.10%	Units 902-908, 9th Floor, Mitrtown Office Tower 944 , Rama 4 Road, Wangmai, Patumwan, Bangkok, 10330, Thailand
TMB Asset Management Co., Ltd.	OS	65.00%	32nd Floor, Abdulrahim Building, 990 Rama IV Road, Silom, Bangrak, Bangkok 10500, Thailand
UOB Smart Global Healthcare	U	36.67%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
UOB Smart Millennium Growth Fund	U	34.24%

*Prudential Assurance Malaysia Berhad is consolidated at 100 per cent in the Group's financial statements reflecting the economic interest to the Group.

†Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 23 December 2016 and of 49 per cent for new business sold subsequent to this date.

Schedule of effective percentage of voting interest owned

The proportion held shown in the table below represents the Prudential's effective percentage of voting interest owned.

	Classes of	Proportion	Registered office address
Name of entity	shares held	held
95th Avenue Retail Building, LLC	MI	90.10%	901 S., Ste. 201, Second St., Springfield, IL, 62704-7909, USA
Allied Life Brokerage Agency, Inc	LPI	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Brier Capital LLC	OS	90.10%
Brooke Life Insurance Company	OS	90.10%
Centre Capital Non-Qualified Investors IV AIV-RA, L.P.	LPI	39.74%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
Centre Capital Non-Qualified Investors V AIV-ELS LP	LPI	32.96%
Centre Capital Non-Qualified Investors V LP	LPI	33.98%
CEP IV-A CWV AIV LP	LPI	21.60%	615 South Dupont Highway, Dover, DE 19901, USA
CEP IV-A Davenport AIV LP	LPI	21.57%	22 St. Clair Avenue East, Suite 1700, Toronto CA M4T 2S3
CEP IV-A INDY AIV Limited Partnership Canada	LPI	21.57%
CEP IV-A Indy AIV LP	LPI	21.57%
CEP IV-A NMR AIV LP	LPI	21.57%
Hermitage Management LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson Charitable Foundation Inc	NSB	90.10%
Jackson Finance LLC	OS	90.10%
Jackson Financial Inc	OS	90.10%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Jackson Holdings LLC	OS	90.10%
Jackson National Asset Management LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life (Bermuda) Limited	OS	90.10%	Cedar House, Hamilton, Bermuda
Jackson National Life Distributors LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Jackson National Life Insurance Agency, LLC	OS	90.10%
Jackson National Life Insurance Company	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life Insurance Company of New York	OS	90.10%	2900 Westchester Avenue, Suite 305, Purchase, NY 10577, USA
Mission Plans of America, Inc	OS	90.10%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
National Planning Holdings, LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Old Hickory Fund I, LLC	MI	90.10%	874 Walker Road, Suite C, Dover, DE 19904, USA
PGDS (US One) LLC	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
PPM America Capital Partners III, LLC	MI	54.51%	874 Walker Road, Suite C, Dover, DE 19904, USA
PPM America Capital Partners IV, LLC	MI	31.08%
PPM America Capital Partners V, LLC	MI	30.63%
PPM America Capital Partners VI, LLC	MI	28.83%
PPM America Private Equity Fund III LP	LPI	45.10%
PPM America Private Equity Fund IV LP	LPI	45.01%
PPM America Private Equity Fund V LP	LPI	45.01%
PPM America Private Equity Fund VI LP	LPI	43.22%
PPM America Private Equity Fund VII LP	LPI	48.03%
PPM America, Inc	OS	90.10%
PPM CLO 2018-1 Ltd.	PS	74.78%	Queensgate House, South Church Street, George Town, Grand Cayman KY1-1102, Cayman Islands
PPM CLO 3 Ltd.	OS	90.10%	PO Box 1093, Queensgate House, Grand Cayman KY1-1102, Cayman Islands
PPM CLO 4 Ltd.	PS	71.18%	PO Box 1093, Queensgate House, Grand Cayman KY1-1102, Cayman Islands
PPM Funds - PPM Core plus Fixed Income Fund	MFS	89.96%	84 State Street, 6th Floor, Boston, MA 02109, USA
PPM Funds - PPM High Yield Core Fund	MFS	90.08%
PPM Funds - PPM Small Cap Value Fund	MFS	53.84%
PPM Holdings, Inc	OS	90.10%	874 Walker Road, Suite C, Dover, DE 19904, USA
PPM Loan Management Company LLC	MI	90.10%
PPM Loan Management Holding Company LLC	MI	90.10%
REALIC of Jacksonville Plans, Inc	OS	90.10%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
ROP, Inc	OS	90.10%	1209 Orange Street, Wilmington, DE 19801, USA
Squire Capital I LLC	MI	90.10%	1 Corporate Way, Lansing, MI 48951, USA
Squire Capital II LLC	OS	90.10%
Squire Reassurance Company II, Inc	OS	90.10%	40600 Ann Arbor Road, East Suite 201, Plymouth, MI 48170, USA
Squire Reassurance Company LLC	OS	90.10%	1 Corporate Way, Lansing, MI 48951, USA
VFL International Life Company SPC, Ltd.	OS	90.10%	171 Elgin Avenue, Grand Cayman, Cayman Islands
Wynnefield Private Equity Partners I, L.P.	LPI	89.09%	1313 North Market Street Ste 5100, Wilmington, DE 19801, USA